[Letterhead of SunAmerica Asset Management]




                                   May 1, 2002


VIA EDGAR






         Re:      SunAmerica Series Trust
                  Securities Act File No. 33-52742
                  Investment Company Act No. 811-7238

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated May 1, 2002, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 30, 2002.

                  Please provide a Notice of Acceptance for receipt of this filing.

                                                Very truly yours,


                                                /s/ Robert M. Zakem
                                                -----------------
                                                Robert M. Zakem
                                                Senior Vice President and
                                                General Counsel